Goodwill and Other Intangible Assets - Schedule of Estimated Annual Amortization Expense Related to Other Intangible Assets (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2017	$ 14.2
2018	13.7
2019	13.7
2020	12.3
2021	0.1
2022 and thereafter	0.3
Total	$ 54.3